Details of Selected Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of accounts receivable

A summary of accounts receivable follows (in thousands):	December 31,
	2015	2014
Accounts receivable, principally trade	$49,284	$121,957
Less allowance for doubtful accounts	(4,919)	(7,632)
Accounts receivable, net	$44,365	$114,325

Summary of inventories

A summary of inventories follows (in thousands):	December 31,
	2015	2014
Raw materials and purchased subassemblies	$34,949	$41,461
Work-in-process	8,478	18,221
Finished goods	13,769	21,284
Reserve for excess and obsolete inventories	(24,475)	(29,804)
Total	$32,721	$51,162

Summary of Property, Plant, Equipment and Seismic Rental Equipment
Property, plant, equipment and seismic rental equipment are stated at cost. Depreciation expense is provided straight-line over the following estimated useful lives:

Years
Machinery and equipment	3-7
Buildings	5-25
Seismic rental equipment	3-5
Leased equipment and other	3-10
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2015	2014
Buildings	$24,181	$25,343
Machinery and equipment	152,358	144,864
Seismic rental equipment	1,904	2,166
Furniture and fixtures	4,334	4,064
Other	31,821	16,481
Total	214,598	192,918
Less accumulated depreciation	(142,571)	(123,078)
Property, plant, equipment and seismic rental equipment, net	$72,027	$69,840

Summary of finite intangible assets, net

A summary of intangible assets, net, follows (in thousands):	December 31, 2015
	Gross Amount	Accumulated Amortization	Net
Customer relationships	$37,469	$(32,659)	$4,810
Total	$37,469	$(32,659)	$4,810

	December 31, 2014
	Gross Amount	Accumulated Amortization	Net
Customer relationships	$40,234	$(33,446)	$6,788
Intellectual property rights	3,350	(3,350)	—
Total	$43,584	$(36,796)	$6,788

Estimated future amortization expense	A summary of the estimated amortization expense for the next five years follows (in thousands):

Years Ended December 31,
2016	$1,675
2017	$1,452
2018	$1,225
2019	$458

Summary of accrued expenses

A summary of accrued expenses follows (in thousands):	December 31,
	2015	2014
Compensation, including compensation-related taxes and commissions	$19,126	$33,386
Accrued multi-client data library acquisition costs	1,600	6,458
Deferred income tax liability	—	5,900
Income tax payable	—	8,865
Other	13,561	10,655
Total	$34,287	$65,264

A summary of other long-term liabilities follows (in thousands):	December 31,
	2015	2014
Accrual for loss contingency related to legal proceedings (Footnote 7)	$22,000	$123,770
Deferred lease liabilities	13,394	13,416
Facility restructuring accrual	3,006	4,667
Deferred income tax liability	4,734	—
Other	1,231	1,951
Total	$44,365	$143,804